Note 1 - Segment Information - Tubes Segment Revenues By Market (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
IFRS - Net Sales	$ 11,762,526	$ 6,521,207	$ 5,146,734
Tubes [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	11,133,000	5,994,000	4,844,000
Tubes [member] | Oil and gas [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	9,543,000	4,895,000	4,022,000
Tubes [member] | Oil and Gas Processing Plants [Member]
Disclosure of operating segments [line items]
IFRS - Net Sales	738,000	459,000	407,000
Tubes [member] | Industrial and other [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	$ 852,000	$ 640,000	$ 415,000